Subsequent Events (Details Narrative) - USD ($)			1 Months Ended				2 Months Ended		3 Months Ended	12 Months Ended
	Jan. 11, 2024	Jan. 02, 2024	Feb. 12, 2024	Feb. 07, 2024	Jan. 31, 2024	Jan. 16, 2024	Mar. 08, 2024	Feb. 20, 2024	Mar. 31, 2024	Dec. 31, 2023	Feb. 29, 2024
Star Audrey [Member]
Subsequent Event [Line Items]
Delivery Date										August 3, 2018
Star Pyxis [Member]
Subsequent Event [Line Items]
Delivery Date										August 19, 2019
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share			$ 0.45
Dividends Payable, Date to be Paid			Mar. 28, 2024
Dividends Payable, Date of Record			Mar. 12, 2024
Subsequent Event [Member] | NBG $125,000 Facility [Member]
Subsequent Event [Line Items]
Debt instrument, prepayment amount					$ 23,800,000
Subsequent Event [Member] | ING $9.1 million Facility [Member]
Subsequent Event [Line Items]
Debt instrument, prepayment amount					9,100,000						$ 5,000,000.0
Subsequent Event [Member] | Citi $100,000 Facility [Member]
Subsequent Event [Line Items]
Debt instrument, prepayment amount					$ 5,800,000
Subsequent Event [Member] | ING $94.0 million Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									$ 94,000,000
Subsequent Event [Member] | ABN AMRO $94.1 million Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									94,100,000
Subsequent Event [Member] | DNB $100.0 million Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									100,000,000
Subsequent Event [Member] | ESUN $100.0 million Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									$ 100,000,000
Subsequent Event [Member] | ING $100.0 million Facility, ABN AMRO $94.1 million Facility, DNB $100.0 million Facility, ESUN $100.0 million Facility [Member]
Subsequent Event [Line Items]
Description of scope									to refinance an existing senior secured facility of Eagle
Line of Credit Facility, Collateral									secured by first priority mortgages on 50 vessels of Eagle
Maturity date									from 5 years to 7 years
Subsequent Event [Member] | Big Fish, Star Glory [Member]
Subsequent Event [Line Items]
Delivery date to buyers					January 2024
Subsequent Event [Member] | Star Voyager [Member]
Subsequent Event [Line Items]
Delivery Date	January 11, 2024
Subsequent Event [Member] | Stargazer [Member]
Subsequent Event [Line Items]
Delivery Date						January 16, 2024
Subsequent Event [Member] | Star Explorer [Member]
Subsequent Event [Line Items]
Delivery Date							March 8, 2024
Subsequent Event [Member] | Pantagruel [Member]
Subsequent Event [Line Items]
Delivery date to buyers		February 26, 2024
Subsequent Event [Member] | Bing Bang [Member]
Subsequent Event [Line Items]
Delivery date to buyers				March 6, 2024
Subsequent Event [Member] | Star Audrey [Member]
Subsequent Event [Line Items]
Delivery date to buyers								May 2024
Subsequent Event [Member] | Star Pyxis [Member]
Subsequent Event [Line Items]
Delivery date to buyers								June 2024